Note 12 - Financial assets at fair value through other comprehensive income - Accumulated other comprehensive income items that may be reclassified to profit or loss available for sale financial assets (Details) - EUR (€)
	Jun. 30, 2020	Dec. 31, 2019
Debt Securities [Member]
Financial assets at fair value throught other comprehensive income Line Items
Total Financial Assets At The Beginning	€ 1,760,000,000	€ 943,000,000
Valuation gains and losses	137,000,000	1,267,000,000
Amounts transferred to income	(71,000,000)	(119,000,000)
Income tax financial assets at fair value	4,000,000	(331,000,000)
Total Financial Assets At The End	1,830,000,000	1,760,000,000
Equity instruments [Member]
Financial assets at fair value throught other comprehensive income Line Items
Total Financial Assets At The Beginning	(403,000,000)	(155,000,000)
Valuation gains and losses	(562,000,000)	(238,000,000)
Amounts transferred to reserves	0	0
Income tax financial assets at fair value	25,000,000	(10,000,000)
Total Financial Assets At The End	€ (940,000,000)	€ (403,000,000)